Schedule of fair value measurement (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 8,601,706	$ 15,305,996	$ 5,243,278	$ 2,818,744
Restricted cash	47,455	331,528	388,587
Accounts and other receivables	8,404,009	8,646,807	3,845,890
Government remittances	874,334	1,070,216	1,125,912
Publisher advance	1,490,648	3,197,102
Promissory notes receivable	576,528
Financial assets	42,694,808	67,462,847	53,415,477
Accounts payable	12,772,375	10,403,665	12,455,215
Accrued liabilities	3,756,758	5,722,470	4,689,131
Players liability account	47,455	331,528	388,587
Long-term debt	4,983,236	9,037,068
Promissory notes payable	771,762	821,948	3,818,920
Warrant liability	49,894	4,868,703	14,135,321
Convertible debt	7,250,603	9,951,496	10,793,459
Financial liabilities	26,808,217	41,897,303	53,152,185
Financial liabilities:
Line of credit			4,919,507
Deferred purchase consideration			333,503
Warrant liability	49,894	4,868,703	14,135,321
Long-term debt		96,664	97,702
Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		15,305,996	5,243,278
Restricted cash		331,528
Accounts and other receivables		8,646,807
Government remittances		1,070,216
Publisher advance		3,197,102
Promissory notes receivable
Financial assets		67,462,847
Accounts payable		10,403,665
Accrued liabilities		5,722,470
Players liability account		331,528
Promissory notes payable		821,948
Financial liabilities		41,897,303
Financial liabilities:
Line of credit
Deferred purchase consideration
Warrant liability		4,868,703
Long-term debt		96,664
FVTPL Mandatorily Measured [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance	1,490,648	4,534,218
Promissory notes receivable	576,528
Investment at FVTPL	2,629,851	2,629,851
Financial assets	4,697,027
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Warrant liability	49,894	4,868,703	14,135,321
Convertible debt
Financial liabilities	49,894	4,868,703	14,135,321
Financial assets		7,164,069
Financial liabilities:
Line of credit
Deferred purchase consideration
Long-term debt
FVTPL Mandatorily Measured [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL		2,629,851
Financial assets		2,629,851
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Convertible debt
Financial liabilities		4,868,703
Financial liabilities:
Line of credit
Deferred purchase consideration
Warrant liability		4,868,703
Amortized Cost [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	8,601,706	15,305,996	5,243,278
Restricted cash	47,455	331,528	388,587
Accounts and other receivables	8,404,009	8,646,807	3,845,890
Government remittances	874,334	1,070,216	1,125,912
Publisher advance
Promissory notes receivable
Investment at FVTPL
Financial assets	17,927,504		10,603,667
Accounts payable	12,772,375	10,403,665	12,455,215
Accrued liabilities	3,756,758	5,722,470	4,689,131
Players liability account	47,455	331,528	388,587
Long-term debt		96,664
Promissory notes payable	771,762	821,948	3,818,920
Warrant liability
Convertible debt
Financial liabilities	17,348,350	17,376,275	26,835,795
Financial assets		25,354,547
Financial liabilities:
Line of credit			4,919,507
Deferred purchase consideration			333,503
Long-term debt			230,932
Amortized Cost [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		15,305,996
Restricted cash		331,528
Accounts and other receivables		8,646,807
Government remittances		1,070,216
Publisher advance		4,534,218
Investment at FVTPL
Financial assets		29,888,765
Accounts payable		10,403,665
Accrued liabilities		5,722,470
Players liability account		331,528
Long-term debt		96,664
Promissory notes payable		821,948
Convertible debt
Financial liabilities		17,376,275
Financial liabilities:
Line of credit
Deferred purchase consideration
Warrant liability
FVTPL Designated [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Warrant liability
Convertible debt	7,250,603	9,951,496
Financial liabilities	$ 7,250,603	9,951,496
F V O C I Mandatorily Measured [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
F V O C I Mandatorily Measured [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
F V O C I Designated [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Warrant liability
Convertible debt			10,793,459
Financial liabilities			10,793,459
Financial liabilities:
Line of credit
Deferred purchase consideration
Long-term debt
F V O C I Designated [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance
Investment at FVTPL
Financial assets
Accounts payable
Accrued liabilities
Players liability account
Long-term debt
Promissory notes payable
Convertible debt		9,951,496
Financial liabilities		9,951,496
Financial liabilities:
Line of credit
Deferred purchase consideration
Warrant liability